COMMITMENTS AND CONTINGENCIES, LITIGATION (Details)				1 Months Ended
	Mar. 03, 2017 shares	Dec. 06, 2013 claim	Dec. 06, 2013 item	Nov. 30, 2013 USD ($)
InVivo Therapeutics Holdings Corp. v. Reynolds
Litigation
Value of damages sought worth of personal and/or exorbitant expenses | $				$ 500,000
Reynolds counterclaim against InVivo Therapeutics Holdings Corp.
Litigation
Number of breach of contract claims		2	2
Number of breach of covenant of good faith and fair-dealing claims		2	2
Equivalent number of common shares related to attempted exercise of certain stock options | shares	47,864